22. Segment information (Details 2)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplier A
Supplier accounting for more than 5% of Group's purchases	39%	33%	20%
Supplier B
Supplier accounting for more than 5% of Group's purchases	11%	11%	8%
Supplier C
Supplier accounting for more than 5% of Group's purchases	11%	11%	17%
Supplier D
Supplier accounting for more than 5% of Group's purchases	6%	7%	7%
Supplier E
Supplier accounting for more than 5% of Group's purchases	5%	6%	7%
Supplier F
Supplier accounting for more than 5% of Group's purchases	3%	8%	8%